Document and Entity Information	Nov. 15, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity File Number	1-10714
Entity Registrant Name	AutoZone, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	62-1482048
Entity Address, Address Line One	123 South Front Street
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	901
Local Phone Number	495-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AZO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000866787
Amendment Flag	false